GENERAL	12 Months Ended
Dec. 31, 2024
Disclosure Of General Information About Financial Statements [Abstract]
GENERAL [Text Block]
NOTE 1 -	GENERAL

A.	Corporate information

IM Cannabis Corp. (the “Company” or “IMCC”) is listed for trading on the Canadian Securities Exchange (“CSE”) and, commencing from March 1, 2021, on NASDAQ under the ticker symbol “IMCC”. IMCC’s main office is in Kibbutz Glil-Yam, Israel.

The Company and its subsidiaries (collectively, the “Group”) operate as one reporting unit in geographical reporting segments (see also Note 23 below). Most of the Group’s revenue is generated from sales of medical cannabis products to customers in Israel and Germany. The remaining revenue is generated from sales of other products to customers in Israel and Germany.

In Israel, IMCC operates in the field of medical cannabis through Focus Medical Herbs Ltd. (“Focus”), which held a cultivation license to breed, grow, and supply medical cannabis products in Israel under the regulations of medical cannabis by the Israeli Ministry of Health through its Israel Medical Cannabis Agency (“IMCA”) until July 2022. In July 2022, Focus closed its cultivation facility and received an IMCA license, which allows it to import cannabis products and proceed with its supply activity. All its operations are performed pursuant to the Israeli Dangerous Drugs Ordinance (New Version), 1973 (the “Dangerous Drugs Ordinance”), and the related regulations issued by IMCA.

In 2021, IMCC also entered the field of retail medical cannabis and other pharmaceutical products in Israel through the acquisition of several pharmacies and trade houses specializing in medical cannabis, including the pharmacies of Rivoly Trading and Marketing Ltd. (“Vironna”), R.A. Yarok Pharm Ltd. (“Yarok Pharm”) and Oranim Plus Pharm Ltd. (“Oranim”) (which was de-consolidated in 2024, see below) and the trade houses of Panaxia and Rosen High Way Ltd. (“Rosen”).

In Europe, IMCC operates through Adjupharm GmbH (“Adjupharm”), a German-based subsidiary acquired by IMC Holdings Ltd. (“IMC Holdings”) on March 15, 2019. Adjupharm is an EU-GMP-certified medical cannabis producer and distributor with wholesale, narcotics handling, manufacturing, procurement, storage, and distribution licenses granted by German regulatory authorities that allow for import or export capability with requisite permits.

In Canada, IMCC actively operated until recently through Trichome Financial Corp. and its wholly owned subsidiaries Trichome JWC Acquisition Corp. (“TJAC”) and MYM Nutraceuticals Inc. (“MYM”) (collectively, “Trichome” or the “Canadian entities”). The Canadian entities are federally licensed producers of cannabis products in the adult-use recreational cannabis market in Canada.  IMCC has exited its operations in Canada and deconsolidated Trichome on November 7, 2022, and presented such operations as discontinued operations (see also Note 21 below).

In 2024, the Company reached to agreement with the seller under which the rights in Oranim have been returned along with the revocation of the transaction. Consequently, IMCC has deconsolidated Oranim on April 15, 2024 pursuant to IFRS (see also Note 19F1 below).

The Company and its subsidiaries do not engage in any U.S. cannabis-related activities  as defined in Canadian Securities Administrators Staff Notice 51-352.

B.	Liquidity and capital resources and going concern

The Company devotes substantially all its efforts to commercialization of its medical cannabis products, which are expected to require substantial further expenditures. Thus, the Company is raising capital for such purposes. As of December 31, 2024, the Group has cash on hand, negative working capital and accumulated deficit of $863, $11,554 and $258,939, respectively. In addition, during the year ended December 31, 2024, the Group had a loss from continuing operations and negative cash flows from continuing operating activities of $11,771 and $1,077, respectively.

During the reported periods, the Group’s operating expenses include various assumptions concerning the level and timing of cash receipts from sales and cash outlays for operating expenses and capital expenditures, of which the Company executed a cost saving plan, to allow the continuing of its operations and meet its cash obligations. The cost saving plan consists of cost reduction due to efficiencies and synergies, which include mainly (i) discontinued operations of loss-making activities (see Note 21 for disposal of Trichome Group), (ii) reduction in payroll and headcount, (iii) reduction in compensation paid to key management personnel (including layoffs of key executives) and (iv) operational efficiencies and reduced capital expenditures (see restructuring below).

Management plans to finance its operations through sales of its medical cannabis products in Israel and on a larger scale in the German territory, resulting from Germany's legalization of cannabis on April 1, 2024, which facilitates the access to medical cannabis prescriptions for patients and legalizes non-profit social clubs starting July 1, 2024 and through sales of equity and/or raising debts. However, there is no assurance that additional capital and financing will be available to the Group, and even if available, whether it will be on terms acceptable to the Group or in the required amounts.

For more information regarding debts and capital transactions, see Note 14 and 18 below, respectively.

For more information regarding subsequent events transactions that include, inter alia, sale of rights in Telecana, extension of the maturity date of certain debts and refinancing of terms of loan received from commercial bank, see Note 26 below.

These conditions raise uncertainties which cast significant doubt as to whether the Company will be able to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets or liabilities that might be necessary should the Company be unable to continue as a going concern.

C.	Impact of continued interest rate on the Group's business activity

Following macroeconomic developments around the world that have taken place in recent years, there has been an increase in inflation rates in Israel and around the world. As part of the steps taken to curb the rise in prices, central banks around the world, including the Bank of Israel, began to raise the interest rate.

The increase in the interest rate has a negative impact on the Company due to its liabilities towards bank institution and others that bear an interest rate at a variable rate. For more information regarding variable interest rates of loans received from bank institution and others, see Note 14 below.

D.	Impact of the 'Iron Swords' war on the Group's business activity

On October 7, 2023, the State of Israel was attacked by the Hamas terrorist organization, and as a result, the State of Israel declared a state of war and a large-scale mobilization of reserves (the “War”) which is an exceptional event with security and economic ramifications, the scope and outcome of which are unpredictable. As a result, the State of Israel has taken significant steps to maintain the security of the residents of Israel, who have a significant impact on economic and business activity in the country. The events of the War led to a reduction in business activity in the economy and a significant slowdown in economic activity, while affecting the business activity of entities in various spheres of influence. In addition, the state of hostilities also affects the activities of entities that rely on foreign workers or workers recruited for the fighting, international trade, foreign companies in Israel, civilian airlines, and more.

The Company's management regularly monitors developments and acts in accordance with the instructions of the various authorities. The Company suffered a negative impact in the last quarter of 2023 and in 2024. The Company believes that it will have a potential positive effect in the medium to long term. The Company has experienced damage to its ability to function, affecting various aspects, including employees, supplies, imports, sales, and more.